Earnings Per Share (Schedule of computation of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic EPS:
Net income attributable to Shares	$ 118,515	$ 78,632	$ 79,949
Weighted average number of Shares outstanding used in basic earnings per Share calculation	45,279	44,725	44,158
Diluted EPS:
Net income attributable to Shares	$ 118,515	$ 78,632	$ 79,949
Add amortization of notes issuance costs	1,094	1,094	1,094
Net income used in diluted earnings per Share calculation	$ 119,609	$ 79,726	$ 81,043
Weighted average number of Shares outstanding used in basic earnings per Share calculation	45,279	44,725	44,158
Add assumed exercise of outstanding dilutive securities:
Effect of stock-based awards	669	717	650
Effect of conversion of Notes	$ 3,421	$ 3,421	$ 3,421
Weighted average number of Shares Outstanding used in diluted earnings per Share calculation	49,369	48,863	48,229
Basic net income per Share	$ 2.62	$ 1.76	$ 1.81
Diluted net income per Share	$ 2.42	$ 1.63	$ 1.68
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	9,525	3,520	5,704